Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
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Disclosure of commitments and contingent liabilities
20. Commitments and contingencies
This section provides additional information about items not recognized in the financial statements but could potentially have a significant impact on the Group’s financial position and performance.
Non-cancellable
service contracts
The group has entered into research and development commitments in relation to the developments of Group’s oral bradykinin B2 receptor antagonist. The future aggregate minimum payments under these research and development commitments are as follows:
Commitment for the minimum payments in relation to the
non-cancellable
service contracts are payable as follows:

	2020	2019
	€	€
Within one year	8,898,000	4,005,200
Later than one year but not later than five years	2,453,000	1,008,500

	11,351,000	5,013,700